CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 10,074,000	$ 6,012,000	$ 4,247,000
Costs and expenses
Cost of sales, exclusive of depreciation shown separately below	5,056,000	3,284,000	1,876,000
General and administrative expenses	23,500,000	37,191,000	36,640,000
Research and development	10,656,000	13,055,000	9,636,000
Depreciation expense	17,256,000	14,326,000	10,728,000
Other operating expenses	23,009,000	29,023,000	14,002,000
Total costs and expenses	79,477,000	96,879,000	72,882,000
Operating loss	(69,403,000)	(90,867,000)	(68,635,000)
Other income (expense), net
Finance income (expense), net	1,722,000	(652,000)	(9,738,000)
Change in fair value of financial instruments	6,474,000	58,311,000	17,983,000
Loss on extinguishment of debt	0	0	(37,216,000)
Other income, net	9,271,000	1,140,000	1,069,000
Total other income (expense), net	17,467,000	58,799,000	(27,902,000)
Loss before income tax	(51,936,000)	(32,068,000)	(96,537,000)
Income tax (expense) benefit	(9,082,000)	(4,573,000)	232,000
Net loss available to stockholders	(61,018,000)	(36,641,000)	(96,305,000)
Other comprehensive loss
Foreign currency translation gain (loss), net of tax	279,000	(226,000)	(86,000)
Comprehensive loss	$ (60,739,000)	$ (36,867,000)	$ (96,391,000)
Basic and diluted earnings per share
Basic loss per share for the period attributable to stockholders (in dollars per share)	$ (0.68)	$ (0.44)	$ (5.78)
Basic weighted-average common shares outstanding (in shares)	89,539,910	83,188,276	16,655,634
Diluted loss per share for the period attributable to stockholders (in dollars per share)	$ (0.68)	$ (0.66)	$ (5.78)
Diluted weighted-average common shares outstanding (in shares)	89,539,910	83,798,149	16,655,634